DocumentAndEntityInformation	Sep. 21, 2026
Document Information Line Items
Entity Central Index Key	0001902649
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	BLACKROCK PRIVATE CREDIT FUND
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01485
Entity Tax Identification Number	87-4655020
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false